Premises and Equipment	12 Months Ended
Dec. 31, 2016
Premises and Equipment [Abstract]
Premises and Equipment

10.  Premises And Equipment

Premises and equipment consist of the following (in thousands):

	December 31,
	2016	2015
Land	$1,126	$1,126
Buildings and improvements	9,460	9,226
Furniture, computer software and equipment	5,166	4,901
	15,752	15,253
Less: accumulated depreciation	(8,895)	(8,344)
	$6,857	$6,909

Depreciation expense on premises and equipment charged to operations was $595,000 in 2016, $506,000 in 2015 and $494,000 in 2014.